Other operating income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2025
Other operating income (expenses), net
Summary of Details of Other Expense Income Net
	Consolidated
	Years ended on December 31,
	2025	2024	2023
Tax credits	219,305	60,282	43,835
Change in fair value of investment properties (Note 11.5)	1,441,276	1,273,033	2,259,924
Result on disposals and write-offs of fixed and intangible assets	(99,324)	141,863	(17,016)
Result on sale of investments	32,375	(383,205)	—
Gain previously recognized in other comprehensive income reclassified to profit or loss upon disposal of investment	206,388	—	—
Net effect of provisions for legal proceedings, legal claims, recoverables and tax installments	(333,659)	(313,876)	(204,158)
Dividends received from Vale S.A	—	—	1,339,340
Realization of deferred income	—	—	923,214
Result of commercial operations (i)	664,597	—	—
Contractual agreement and others	—	689,764	(143,221)
Reversal of other provisions	—	291,032	—
Other income	179,685	168,245	303,825
Net impairment loss (Note 11.6)	(1,493,752)	(3,155,400)	—
Gain from corporate restructuring	—	168,855	—
Loss of profits and material damages of fixed assets (ii)	998,794	—	—
Other	(148,166)	(546,159)	(581,366)
Total	1,667,519	(1,605,566)	3,924,377

(i)	This refers, substantially, to the contractual agreement with a supplier due to the non-use of the total quantity stipulated in the contract, for which the subsidiary Compass was compensated, as well as to the financial settlement result arising from a load optimization transaction for certain commercial contracts, within the scope of executing the commercial strategy in the ordinary course of its business.

(ii)	The balance for the twelve-month period ended December 31, 2025, is comprised of R$ 130,271 from Rumo SA and R$ 868,523 from Moove.